Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant, and Equipment Disclosure [Line Items]
Cost of plant in service	$ 514,709	$ 503,664
Accumulated depreciation related to commonly owned facilities	31,349	21,697
Expenditures	69,210	75,427
Contribution received	7,137	6,057
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	109,653	104,107
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	39,638	34,916
Depreciation expense	1,615	1,987
Distribution
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	1,450,946	1,383,960
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	97,080	69,960
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,076
Accumulated depreciation	1,003	$ 669
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Expansion costs	$ 1,000